FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Currency and Interest Risk (Details)		Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net balance of these rights and obligations payable		R$ 66	$ 33,796	€ 18,409	R$ 66	$ 26,979	€ 17,264
Cash and cash equivalents		4,358,276,000			2,273,834,000			R$ 6,448,483,000	R$ 5,762,081,000
Short-term investments	[1]	R$ 4,289,932,000			R$ 2,220,385,000

[1]	Highly liquid short-term investments basically comprise Bank Deposit Certificates (“CDB”) and Repurchase Agreements with first tier rated financial institutions, indexed to the Interbank Deposit Certificate (“CDI”) rate, with original maturities of up to three months, and with immaterial risk of change in value, therefore classified as cash and cash equivalents. Income from these investments are recorded as financial income. On December 31, 2023, the average remuneration of these short-term investments corresponded to 101,5% of the CDI (96.70% on December 31, 2022).